Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Summary Of Number And Weighted Average Exercise Prices Of Share Options
Set out below are summaries of MIP Grant Options and MIP Performance Options granted under the plan:

	2024			2023
	Average exercise price per share option (in €)	Number of grant options	Number of performance options	Average exercise price per share option (in €)	Number of grant options	Number of performance options
As at January 1	0.12	1,329,213	1,329,213	0.12	1,329,213	1,329,213
Granted during the period	—	—	—	—	—	—
Exercised during the period	0.12	(1,329,213)	(1,329,213)	—	—	—
Forfeited during the period	—	—	—	—	—	—
As at December 31	—	—	—	0.12	1,329,213	1,329,213
Vested and exercisable at December 31	—	—	—	—	1,329,213	1,329,213
Set out below is a summary of the target number of LTIP Performance Options granted under the plan:

	2024
	Average exercise price per LTIP Performance Option (in €)	Target number of LTIP Performance Options
As at January 1	—	2,220,341
Granted during the period	0.12	4,035,203
Exercised during the period	0.12	(341,377)
Forfeited during the period	—	(1,181,119)
Cancelled during the period	—	—
As at December 31	0.12	4,733,048
Vested and exercisable at December 31	—	—

Summary Of Range Of Exercise Prices Of Outstanding Share Options
LTIP Performance Options outstanding at the end of the reporting period have the following expiry dates and exercise prices:

Options	Grant date	Vesting date	Expiry date	Exercise price (in €)	Target number of options December 31, 2024
LTIP Performance Options (2022)	April 12, 2023	April 12, 2025	April 12, 2032	0.12	697,845
LTIP Performance Options (2024)*	June 11, 2024	June 11, 2027	June 11, 2034	0.12	4,035,203
*Service period for this award started on January 1, 2024 for two executives and on June 01, 2024 for one executive.

Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments
Set out below are summaries of the number of RSUs granted to eligible employees and members of the board of directors under the plan:

	2023
	Employees	Eligible directors
As at January 1	—	—
Granted during the period	176,952	952,812
Forfeited during the period	—	—
Vested and issued during the period	—	(666,968)
As at December 31	176,952	285,844
Vested and exercisable at December 31	—	—

	2024
	Employees	Eligible directors
As at January 1	176,952	285,844
Granted during the period	645,548	632,412
Forfeited during the period	(48,681)	—
Vested and issued during the period	(24,109)	(285,844)
As at December 31	749,710	632,412
Vested and exercisable at December 31	—	—